Cover	Aug. 12, 2020	Jul. 20, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 12, 2020
Entity Registrant Name	BRIGGS & STRATTON CORPORATION
Entity Incorporation, State or Country Code		WI
Entity File Number		1-1370
Entity Tax Identification Number		39-0182330
Entity Address, Address Line One	12301 West Wirth Street
Entity Address, City or Town	Wauwatosa
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53222
City Area Code	414
Local Phone Number	259-5333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock (par value $0.01 per share)
Trading Symbol		BGGSQ
Entity Emerging Growth Company	false
Entity Central Index Key		0000014195
Amendment Flag		false